Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash and cash equivalents	$ 57,075	$ 55,547	$ 68,921
Receivables, net of allowance for doubtful accounts of $500, $2,300 and $2,600, respectively	299,927	266,115	222,565
Income taxes receivable	22,600	20,747	11,457
Deferred income tax assets	8,722	8,542	7,596
Inventories	86,760	90,013	102,224
Prepaid expenses	23,343	21,183	17,853
Other assets	35,350	33,195	36,234
Total current assets	533,777	495,342	466,850
Property and equipment, net	976,858	1,026,860	1,133,499
Investments	24,215	24,226	23,548
Intangible assets	217,415	217,890	243,184
Goodwill	424,671	433,811	448,121
Restricted cash	19,757	25,994	13,219
Other assets	394,806	363,103	319,053
Deferred income tax assets	48,134	48,943	90,882
Assets held for sale	61,335	79,813	49,799
Total assets	2,700,968	2,715,982	2,788,155
Current liabilities:
Payables and accruals	343,470	363,064	364,848
Deferred revenue	24,302	23,737	24,183
Income taxes payable	40,630	43,581	29,132
Deferred income tax liabilities	11,507	11,729	13,035
Current facility secured by accounts receivable	52,763	45,566	21,571
Other liabilities	21,031	23,648	32,306
Current portion of long-term debt	15,104	17,701	106,642
Total current liabilities	508,807	529,026	591,717
Long-term debt	1,342,081	1,269,379	1,184,844
Liabilities held for sale			1,608
Deferred revenue	46,798	43,517	37,799
Other liabilities	187,170	191,521	188,654
Deferred income tax liabilities	17,144	20,072	36,170
Total liabilities	2,102,000	2,053,515	2,040,792
Redeemable non-controlling interests	4,299	1,675	3,087
Capital stock:
Par value 1 Euro; Authorized and issued: 1,228,377,770, 1,228,377,770 and 1,228,377,770, respectively	1,607,101	1,607,101	1,547,101
Contributed surplus	55,429	55,318	14,583
Deficit	(973,136)	(940,031)	(832,609)
Accumulated other comprehensive earnings (loss)	(94,725)	(61,596)	15,201
Total shareholder's equity	594,669	660,792	744,276
Liabilities and Equity, Total	$ 2,700,968	$ 2,715,982	$ 2,788,155